Joint Ventures	12 Months Ended
Dec. 31, 2017
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of joint ventures [text block]
Note 12 Joint Ventures

12.1	Policy for the accounting of equity accounted investment in joint ventures

The method for recognizing joint ventures is that in which participation is initially recorded at cost, and subsequently adjusted, considering changes after the acquisition in the portion of the entity’s net assets that correspond to the investor. Profit or loss for the period will include the portion of the entity’s entire profit or loss that correspond to the investor. For these joint ventures there is no quoted market price to measure these investments.

There are no significant restrictions on these joint ventures for the transfer of funds as payment of dividends or others.

At the date of issuance of these financial statements, SQM is not aware of the existence of any significant contingent liabilities associated with the partnerships in joint ventures.

12.2	Disclosures of interest in joint ventures

a)       Operations conducted in 2017

On June 30, 2017, SQM Potasio S.A. recognized the goodwill by the acquisition of
50
% of the joint venture Minera Exar S.A. in the amount ThUS$
6,205
.

On October 6, 2017, a capital contribution of ThUS$
13,300
(ThARS
230,422.5
) was made in mining company EXAR S.A., which is
50
% owned by the subsidiary SQM Potasio S.A. The functional currency of EXAR S.A. is the Argentine peso (ARS). This contribution had no impact on the Company's consolidated results.

b)       Operations conducted in 2016

On March 28, 2016, Sociedad Química y Minera de Chile S.A. agreed to enter into a joint venture with Lithium Americas Corp to develop the Cauchari-Olaroz lithium project in Argentina.

SQM Potasio S.A. made a capital contribution of ThUS$
25,000
in exchange for
50
% of the ownership of Minera Exar S.A.

During May 2016, SQM Vitas Holland B.V. sold its interest in SQM Vitas Spain, to SQM Iberian S.A. This resulted in the latter entity gaining
100
% interest in this transaction, generating a loss of ThUS$
104
.

12.3	Investment in joint ventures accounted for under the equity method of accounting

			Country of	Share of interest	Dividends received
Joint venture	Description of the nature of the relationship	Domicile	incorporation	in ownership	12/31/2017	12/31/2016
					ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province	China	50%	-	-
Coromandel SQM India	Production and distribution of potassium nitrate.	1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant and animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	-	-
SQM Star Qingdao Corp Nutrition. Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	-	-
SQM Vitas Holland B.V (1)	Without information	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-
Minera Exar S.A.	Exploration and exploitation of minerals, processing and trading of such minerals	Dr. Sabín 1082 Ciudad de Nieva – San Salvador de Jujuy- Jujuy- República Argentina	Argentina	50%	-	-

(1)	During May 2016, SQM Vitas Holland B.V. sold its interest in SQM Vitas Spain, to SQM Iberian S.A. resulting in the latter obtaining 100% in this transaction generating a loss of ThUS$ 104.

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.

(2)	SQM Vitas Holland B.V.

		Domicile	Country of incorporation	Share of interest in ownership	Dividends received
SQM Vitas Brazil Agroindustria (1)	Production and commercialization of specialty plant and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	-	-
SQM Vitas Peru S.A.C (1).	Production and commercialization of specialty plant and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	-	-
SQM Vitas Plantacote B.V.(2)	Production and commercialization of controlled-released fertilizers	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-

Joint Venture	Final reporting period date	Accounting method

Sichuan SQM Migao Chemical Fertilizers Co Ltda.	December 31, 2017	Equity method
Coromandel SQM India	December 31, 2017	Equity method
SQM Vitas Fzco.	December 31, 2017	Equity method
SQM Star Qingdao Corp Nutrition Co., Ltd.	December 31, 2017	Equity method
SQM Vitas Brazil Agroindustria	December 31, 2017	Equity method
SQM Vitas Southern Africa Pty.	December 31, 2017	Equity method
SQM Vitas Perú S.A.C.	December 31, 2017	Equity method
SQM Vitas Holland B.V.	December 31, 2017	Equity method
SQM Vitas Plantacote B.V.	December 31, 2017	Equity method
Minera Exar S.A.	December 31, 2017	Equity method

Joint Venture	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd.	11,444	12,150	13,257	(535)	(1,372)	(845)
Coromandel SQM India	1,633	1,499	962	165	435	88
SQM Vitas Fzco,	19,478	17,956	11,604	1,502	3,458	369
SQM Star Qingdao Corp. Nutrition Co. Ltd.	2,980	2,618	2,462	361	163	495
SQM Vitas Holland	1,429	1,269	1,181	(18)	171	(10)
Minera Exar S.A.	26,860	25,000	-	(27)	-	-
Total	63,824	60,492	29,466	1,448	2,855	97

Joint Venture	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltd.	-	-	(12)	(535)	(1,372)	(857)
Coromandel SQM India	-	-	-	165	435	88
SQM Vitas Fzco,	(5)	449	9,686	1,497	3,907	10,055
SQM Star Qingdao Corp. Nutrition Co. Ltd.	-	-	-	361	163	495
SQM Vitas Holland	-	-	-	(18)	171	(11)
Minera Exar S.A.	-			(27)	-
Total	(5)	449	9,674	1,443	3,304	9,770

Joint Venture	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

SQM Vitas Brazil Agroindustria(1)	11,003	9,343	3,722	1,753	4,570	(72)
SQM Vitas Peru S.A.C (1)	5,961	5,964	5,061	(216)	815	786
SQM Vitas Plantacote B.V. (2)	669	588	3,598	(1)	187	215
SQM Vitas Spain (2)	-	-	1,182	-	-	(251)
Total	17,633	15,895	13,563	1,536	5,572	678

Joint Venture	Share in other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share in total other comprehensive income of associates and joint ventures accounted for using the equity method
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

SQM Vitas Brazil Agroindustria(1)	(51)	2,845	-	826	5,130	(36)
SQM Vitas Peru S.A.C (1)	-	-	-	(108)	408	393
SQM Vitas Plantacote B.V. (2)	-	-	-	(1)	(80)	(125)
SQM Vitas Spain (2)	-	-	-	-	-	109
Total	(51)	2,845	-	717	5,458	341

The following companies are subsidiaries of

(1)	SQM Vitas Fzco.

(2)	SQM Vitas Holland

12.4	Assets, liabilities, revenue and expenses from joint ventures:

	12/31/2017
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	31,461	6,656	15,228	-	13,326	(1,070)	-	(1,070)
Coromandel SQM India	6,659	862	4,205	53	10,381	332	-	332
SQM Vitas Fzco,	23,699	17,479	2,221	-	15,518	3,003	(9)	2,994
SQM Star Qingdao Corp. Nutrition Co. Ltd.	6,941	171	1,152	-	12,631	721	-	721
SQM Vitas Brazil Agroindustria	30,303	8,453	27,752	-	60,131	1,753	(101)	1,652
SQM Vitas Peru S.A.C	20,933	8,534	17,380	6,126	35,299	(216)	-	(216)
SQM Vitas Holland B.V	2,190	669	-	-	-	(36)	-	(36)
SQM Vitas Plantacote B.V.	679	-	10	-	-	(1)	-	(1)
Minera Exar S.A.	19,277	73,114	38,670	-	-	(53)	-	(53)
Total	142,142	115,938	106,618	6,179	147,286	4,433	(110)	4,323

	12/31/2016
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	Income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	43,639	7,399	26,738	-	16,051	(2,744)	-	(2,744)
Coromandel SQM India	4,485	847	2,334	-	8,034	870	-	870
SQM Vitas Fzco.	20,896	16,395	1,380	-	16,210	6,916	897	7,813
SQM Star Qingdao Corp. Nutrition Co. Ltd.	5,733	203	697	-	7,553	325	-	325
SQM Vitas Brazil Agroindustria	21,511	8,917	21,085	-	63,055	4,570	5,690	10,260
SQM Vitas Peru S.A.C	23,598	8,931	20,333	6,231	36,926	815	-	815
SQM Vitas Holland B.V	1,961	588	11	-	-	342	-	342
SQM Vitas Plantacote B.V.	619	-	31	-	-	(159)	-	(159)
Total	122,442	43,280	72,609	6,231	147,829	10,935	6,587	17,522

	12/31/2015
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	56,053	8,023	37,563	-	65,929	(1,689)	(24)	(1,713)
Coromandel SQM India	3,738	924	2,668	70	5,816	176	-	176
SQM Vitas Fzco.	14,096	10,575	1,464	-	17,893	738	19,371	20,109
SQM Star Qingdao Corp. Nutrition Co. Ltd.	5,100	202	377	-	10,539	990	-	990
SQM Vitas Brazil Agroindustria	32,449	6,638	35,365	-	67,870	(72)	-	(72)
SQM Vitas Peru S.A.C	24,432	6,562	25,933	-	45,739	786	-	786
SQM Vitas Spain	1,662	729	1,208	-	11,875	218	-	218
SQM Vitas Holland B.V	428	1,955	18	-	-	(21)	-	(21)
SQM Vitas Plantacote B.V.	802	-	30	-	-	(250)	-	(250)
Total	138,760	35,608	104,626	70	225,661	876	19,347	20,223

12.5	Other Joint Venture disclosures:

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
	12/31/2017	12/31/2016	12/31/2017	12/31/2016	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	6,198	4,097	-	-	-	-
Coromandel SQM India	1,118	15	-	478	-	-
SQM Vitas Fzco,	15,307	11,514	-	-	-	-
SQM Star Qingdao Corp. Nutrition Co. Ltd.	3,675	3,756	-	-	-	-
SQM Vitas Brazil Agroindustria	5,139	2,168	7,342	8,718	-	-
SQM Vitas Peru S.A.C.	687	958	2,215	3,834	1,372	1,781
SQM Vitas Holland B.V	2,190	1,961	-	-	-	-
SQM Vitas Plantacote B.V	679	615	-	-	-	-
Minera Exar S.A.	9,189	-	-	-	-
Total	44,182	25,084	9,557	13,030	1,372	1,781

	Depreciation and amortization expense			Interest expense			Income tax expense, continuing operations
	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Sichuan SQM Migao Chemical Fertilizers Co. Ltda.	(696)	(691)	(687)	(25)	(433)	(241)	303	200	233
Coromandel SQM India	-	-	(69)	(16)	(49)	(73)	(485)	(44)	(89)
SQM Vitas Fzco.	(553)	(717)	(1,067)	(19)	(16)	(10)	-	-	-
SQM Star Qingdao Corp. Nutrition Co. Ltd.	(68)	(64)	(66)	-	(1)	(2)	(174)	(195)	(378)
SQM Vitas Brazil Agroindustria	(453)	(438)	(29)	(1,253)	(2,127)	(1,651)	(283)	(337)	(49)
SQM Vitas Peru S.A.C.	(375)	(82)	(29)	(432)	(323)		(214)	(362)	(370)
SQM Vitas Holland B.V	-	-	-	-	-	(2)	-	-	-
SQM Vitas Plantacote B.V	-	-	-	(1)	(1)		-	-	-
Minera Exar S.A.	(523)	-	-	(32)	-	(3)	(620)	-	-
SQM Vitas Spain	-	-	(116)	-	-	(4)	-	-	(73)
Total	(2,668)	(1,992)	(2,063)	(1,778)	(2,950)	(1,986)	(1,473)	(738)	(726)

The basis of preparation of the financial information of joint ventures corresponds to the amounts included in the financial statements in conformity with the entity’s IFRS.